Contract Assets (Liabilities)	12 Months Ended
Dec. 31, 2025
Contract Assets (Liabilities) [Abstract]
CONTRACT ASSETS (LIABILITIES)

Note 5 — CONTRACT ASSETS (LIABILITIES)

Contract assets consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Revenue recognized to date	21,715,095	29,523,955	22,959,760
Less: Progress billings to date	16,763,104	25,147,005	19,555,958
Contract assets	4,951,991	4,376,950	3,403,802
Contract assets – current	4,618,205	4,287,038	3,333,881
Contract assets – non-current	333,786	89,912	69,921

Contract assets are classified as current and non-current based on whether they have exceeded the maintenance period.

While the project has been completed, the Company continues to provide maintenance services and is progressively recovering the associated Contract asset. Based on the Company’s assessment, there is a high likelihood of full recovery for this contract asset. Consequently, no impairment provision is deemed necessary for this project at this time.

The movement in contract liabilities is as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Balance at beginning of the year	—	—	—
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	—	—	—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	—	18,153	14,117
Balance at end of the year	—	18,153	14,117